Income Taxes - Reconciliation of Federal Statutory Rate to Effective Income Tax Rate (Detail)	12 Months Ended
	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Income Tax Disclosure [Abstract]
Federal corporate statutory rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal income tax benefit	20.70%	30.80%	1.20%
Foreign taxes		1.80%	0.90%
Nondeductible expenses	11.30%	24.90%	(23.50%)
Tax credits	(31.40%)	(74.80%)	65.80%
Valuation allowance	(4.00%)	7.10%	257.40%
Change in reserve	1.20%	0.20%	32.90%
Other	0.90%	1.70%	(45.70%)
Effective tax rate	33.70%	26.70%	324.00%